Exploration and Evaluation	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Exploration And Evaluation
Exploration and Evaluation

Note 8. Exploration and evaluation

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Non-current assets
Exploration and evaluation expenditure	101,356,406	92,117,750

Reconciliations

Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Opening balance	92,117,750	81,070,075
Additions	3,216,828	10,974,363
Revaluation due to foreign exchange	6,021,828	73,312

Closing balance	101,356,406	92,117,750

Note 11. Exploration and Evaluation

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Exploration and evaluation expenditure – At cost	92,117,750	81,070,075

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Reconciliations

Reconciliations of the written down values at the beginning and end of the current financial year are set out below:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Opening balance	81,070,075	56,702,626
Additions	10,974,363	22,157,270
Revaluation due to foreign exchange	73,312	2,210,179

Carrying amount at end of year	92,117,750	81,070,075